Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 47,108	$ 55,422	$ 46,861
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. Dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 44,387	$ 48,609	$ 43,276
Percentage of net noncurrent debt	94.00%	88.00%	92.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 1,708	$ 3,144	$ 2,639
Percentage of net noncurrent debt	4.00%	6.00%	6.00%
Norwegian krone
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 67	$ 72	$ 81
Percentage of net noncurrent debt	0.00%	0.00%	0.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 946	$ 3,597	$ 865
Percentage of net noncurrent debt	2.00%	6.00%	2.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 34,353	$ 34,870	$ 26,985
Percentage of net noncurrent debt	73.00%	63.00%	58.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 12,755	$ 20,552	$ 19,876
Percentage of net noncurrent debt	27.00%	37.00%	42.00%